Principal Subsidiaries - Summary of General Information (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Alpine Group [member]
Disclosure of subsidiaries [line items]
Share of ownership held by non-controlling interests (%)	0.00%	58.97%
Voting rights held by non-controlling interests (%)	0.00%	58.85%
Alps Logistics Group [member]
Disclosure of subsidiaries [line items]
Share of ownership held by non-controlling interests (%)	50.96%	52.27%
Voting rights held by non-controlling interests (%)	50.96%	50.95%